Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants - Estimated Fair Value for Each Issuance of the Company's Warrants to Purchase Redeemable Convertible Preferred Stock (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	$ 4,285	$ 8,085
2013 Warrant to Purchase Series A Redeemable Convertible Preferred Stock
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	157	397
2014 Warrant to Purchase Series A Redeemable Convertible Preferred Stock
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	121	275
2015 Warrant to Purchase Series A Redeemable Convertible Preferred Stock
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	1,879	3,879
2016 Warrant to Purchase Series A Redeemable Convertible Preferred Stock
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	64	129
2017 Warrant to Purchase Series A Redeemable Convertible Preferred Stock
Issuance of the Company's warrants to purchase redeemable convertible preferred stock	$ 2,064	$ 3,405